RISK MANAGEMENT (Details 11) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Total ECL Allowance	$ 723	$ 1,440
Credit Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total ECL Allowance	882,414	$ 791,157
Total ECL Allowance percentage %		100.00%
Credit Risk [Member] | Collectively Assessed [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 30,213,414	$ 27,725,914
Financial assets percentage %	100.00%	100.00%
Total ECL Allowance	$ 882,414
Total ECL Allowance percentage %	100.00%
Credit Risk [Member] | Commerical Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		$ 219,262
Financial assets percentage %		27.73%
Total ECL Allowance		$ 219,073
Total ECL Allowance percentage %		27.69%
Credit Risk [Member] | Commerical Loans [Member] | Normal Portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Total ECL Allowance		$ 58,728
Total ECL Allowance percentage %		7.42%
Credit Risk [Member] | Commerical Loans [Member] | Impaired Portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Total ECL Allowance		$ 160,345
Total ECL Allowance percentage %		20.27%
Credit Risk [Member] | Commerical Loans [Member] | A1 [Member]
Disclosure of detailed information about financial instruments [line items]
Total ECL Allowance		$ 827
Total ECL Allowance percentage %		0.10%
Credit Risk [Member] | Commerical Loans [Member] | A2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total ECL Allowance		$ 18,514
Total ECL Allowance percentage %		2.34%
Credit Risk [Member] | Commerical Loans [Member] | A3 [Member]
Disclosure of detailed information about financial instruments [line items]
Total ECL Allowance		$ 27,894
Total ECL Allowance percentage %		3.53%
Credit Risk [Member] | Commerical Loans [Member] | B [Member]
Disclosure of detailed information about financial instruments [line items]
Total ECL Allowance		$ 32,089
Total ECL Allowance percentage %		4.06%
Credit Risk [Member] | Commerical Loans [Member] | C1 [Member]
Disclosure of detailed information about financial instruments [line items]
Total ECL Allowance		$ 2,604
Total ECL Allowance percentage %		0.33%
Credit Risk [Member] | Commerical Loans [Member] | C2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total ECL Allowance		$ 5,104
Total ECL Allowance percentage %		0.65%
Credit Risk [Member] | Commerical Loans [Member] | C3 [Member]
Disclosure of detailed information about financial instruments [line items]
Total ECL Allowance		$ 8,935
Total ECL Allowance percentage %		1.13%
Credit Risk [Member] | Commerical Loans [Member] | C4 [Member]
Disclosure of detailed information about financial instruments [line items]
Total ECL Allowance		$ 19,120
Total ECL Allowance percentage %		2.42%
Credit Risk [Member] | Commerical Loans [Member] | D1 [Member]
Disclosure of detailed information about financial instruments [line items]
Total ECL Allowance		$ 41,941
Total ECL Allowance percentage %		5.30%
Credit Risk [Member] | Commerical Loans [Member] | D2 [Member]
Disclosure of detailed information about financial instruments [line items]
Total ECL Allowance		$ 62,234
Total ECL Allowance percentage %		7.87%
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 10,950,549	$ 10,168,164
Financial assets percentage %	36.24%	36.67%
Total ECL Allowance	$ 259,370
Total ECL Allowance percentage %	29.39%
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | A1 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 29,998	$ 1,051,072
Financial assets percentage %	0.10%	3.79%
Total ECL Allowance	$ 2
Total ECL Allowance percentage %	0.00%
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | A2 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 1,074,789	$ 5,957,305
Financial assets percentage %	3.56%	21.49%
Total ECL Allowance	$ 525
Total ECL Allowance percentage %	0.06%
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | A3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 2,699,993	$ 2,176,779
Financial assets percentage %	8.94%	7.85%
Total ECL Allowance	$ 2,574
Total ECL Allowance percentage %	0.29%
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | B [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		$ 539,074
Financial assets percentage %		1.94%
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | C1 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 154,708	$ 145,033
Financial assets percentage %	0.51%	0.52%
Total ECL Allowance	$ 50,695
Total ECL Allowance percentage %	5.75%
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | C2 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 54,924	$ 56,871
Financial assets percentage %	0.18%	0.21%
Total ECL Allowance	$ 19,672
Total ECL Allowance percentage %	2.20%
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | C3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 45,859	$ 39,825
Financial assets percentage %	0.15%	0.14%
Total ECL Allowance	$ 11,297
Total ECL Allowance percentage %	1.31%
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | C4 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 36,005	$ 53,261
Financial assets percentage %	0.12%	0.19%
Total ECL Allowance	$ 17,323
Total ECL Allowance percentage %	1.96%
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | D1 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		$ 71,896
Financial assets percentage %		0.26%
Credit Risk [Member] | Commerical Loans [Member] | Individual [Member] | D2 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		$ 77,048
Financial assets percentage %		0.28%
Credit Risk [Member] | Commerical Loans [Member] | Collectively Assessed [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 4,235,595	$ 3,903,163
Financial assets percentage %	14.02%	14.08%
Total ECL Allowance	$ 247,432
Total ECL Allowance percentage %	28.04%
Credit Risk [Member] | Commerical Loans [Member] | Collectively Assessed [Member] | Normal Portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		$ 3,488,633
Financial assets percentage %		12.58%
Credit Risk [Member] | Commerical Loans [Member] | Collectively Assessed [Member] | Impaired Portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		$ 414,530
Financial assets percentage %		1.50%
Credit Risk [Member] | Residential Mortgage Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Total ECL Allowance		$ 69,066
Total ECL Allowance percentage %		8.72%
Credit Risk [Member] | Residential Mortgage Loans [Member] | Normal Portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Total ECL Allowance		$ 20,174
Total ECL Allowance percentage %		2.55%
Credit Risk [Member] | Residential Mortgage Loans [Member] | Impaired Portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Total ECL Allowance		$ 48,892
Total ECL Allowance percentage %		6.17%
Credit Risk [Member] | Residential Mortgage Loans [Member] | Collectively Assessed [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 4,876,289	$ 9,096,895
Financial assets percentage %	16.14%	32.81%
Total ECL Allowance	$ 284,342
Total ECL Allowance percentage %	32.23%
Credit Risk [Member] | Residential Mortgage Loans [Member] | Collectively Assessed [Member] | Normal Portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		$ 8,634,351
Financial assets percentage %		31.14%
Credit Risk [Member] | Residential Mortgage Loans [Member] | Collectively Assessed [Member] | Impaired Portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		$ 462,544
Financial assets percentage %		1.67%
Credit Risk [Member] | Consumer Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Total ECL Allowance		$ 283,756
Total ECL Allowance percentage %		35.86%
Credit Risk [Member] | Consumer Loans [Member] | Normal Portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Total ECL Allowance		$ 114,099
Total ECL Allowance percentage %		14.42%
Credit Risk [Member] | Consumer Loans [Member] | Impaired Portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Total ECL Allowance		$ 169,657
Total ECL Allowance percentage %		21.44%
Credit Risk [Member] | Consumer Loans [Member] | Collectively Assessed [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 10,150,981	$ 4,557,692
Financial assets percentage %	33.60%	16.44%
Total ECL Allowance	$ 91,270
Total ECL Allowance percentage %	10.34%
Credit Risk [Member] | Consumer Loans [Member] | Collectively Assessed [Member] | Normal Portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		$ 4,230,567
Financial assets percentage %		15.26%
Credit Risk [Member] | Consumer Loans [Member] | Collectively Assessed [Member] | Impaired Portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		$ 327,125
Financial assets percentage %		1.18%